Shareholder Report, Holdings (Details)_8	Jun. 30, 2024
Class A | Palantir Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class A | Edwards Lifesciences Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A | First Horizon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class A | Viper Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class A | CenterPoint Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class A | Caseys General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class A | Quanta Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A | Cboe Global Markets, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A | Agree Realty Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A | Evercore, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class A | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class A | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class C | Palantir Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class C | Edwards Lifesciences Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C | First Horizon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class C | Viper Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class C | CenterPoint Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class C | Casey's General Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class C | Quanta Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class C | Cboe Global Markets, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class C | Agree Realty Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C | Evercore, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Class C | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Class C | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class C | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class C | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class I | Palantir Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class I | Edwards Lifesciences Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I | First Horizon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class I | Viper Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class I | CenterPoint Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class I | Casey's General Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class I | Quanta Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class I | Cboe Global Markets, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class I | Agree Realty Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class I | Evercore, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class I | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class R-6 | Palantir Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class R-6 | Edwards Lifesciences Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class R-6 | First Horizon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class R-6 | Viper Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class R-6 | CenterPoint Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class R-6 | Casey's General Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class R-6 | Quanta Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class R-6 | Cboe Global Markets, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class R-6 | Agree Realty Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class R-6 | Evercore, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class R-6 | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Class R-6 | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Class R-6 | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Class R-6 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class R-6 | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class R-6 | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class R-6 | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class R-6 | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class R-6 | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class R-6 | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%